Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation (Details) (USD $)	12 Months Ended
Jan. 31, 2014
Fair Value Of Financial Instruments Fair Value, Liabilities Measured On Recurring Basis, Unobservable Input Reconciliation 1	$ 53,948
Fair Value Of Financial Instruments Fair Value, Liabilities Measured On Recurring Basis, Unobservable Input Reconciliation 2	(38,836)
Fair Value Of Financial Instruments Fair Value, Liabilities Measured On Recurring Basis, Unobservable Input Reconciliation 3	0
Fair Value Of Financial Instruments Fair Value, Liabilities Measured On Recurring Basis, Unobservable Input Reconciliation 4	0
Fair Value Of Financial Instruments Fair Value, Liabilities Measured On Recurring Basis, Unobservable Input Reconciliation 5	15,112
Fair Value Of Financial Instruments Fair Value, Liabilities Measured On Recurring Basis, Unobservable Input Reconciliation 6	31,873
Fair Value Of Financial Instruments Fair Value, Liabilities Measured On Recurring Basis, Unobservable Input Reconciliation 7	0
Fair Value Of Financial Instruments Fair Value, Liabilities Measured On Recurring Basis, Unobservable Input Reconciliation 8	0
Fair Value Of Financial Instruments Fair Value, Liabilities Measured On Recurring Basis, Unobservable Input Reconciliation 9	$ 46,985